PROPERTY, PLANT AND EQUIPMENT, NET (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Property, Plant, and Equipment [Abstract]
Depreciation expenses	$ 71,932	$ 88,264	$ 83,884
Purchase of property plant and equipment	87,837	119,425	70,863
Impairment loss	$ 0	$ 0	$ 0